UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         55 East 59th Street, 10th Floor
                               New York, NY 10022
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                           399 Park Avenue, 14th Floor
                               New York, NY 10022
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 559-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2009
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

                               SEMI-ANNUAL REPORT


                               SEPTEMBER 30, 2009

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2009
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                     $  16,818,094
Investments in Investment Funds, at fair value (cost: $428,048,121)             507,828,128
Receivable from Investment Funds                                                 64,475,508
Other assets                                                                        125,068
                                                                              -------------

          TOTAL ASSETS                                                          589,246,798
                                                                              -------------
LIABILITIES

Redemptions payable                                                              34,508,679
Contributions received in advance                                                12,774,000
Management fee payable                                                              722,436
Accrued expenses                                                                    888,757
                                                                              -------------

          TOTAL LIABILITIES                                                      48,893,872
                                                                              -------------

                   SHAREHOLDERS' CAPITAL (480,663.987 SHARES OUTSTANDING)     $ 540,352,926
                                                                              =============

          NET ASSET VALUE PER SHARE                                           $    1,124.18
                                                                              =============


COMPOSITION OF SHAREHOLDERS' CAPITAL
    Paid-in Capital                                                           $ 590,373,231
    Accumulated net investment loss                                              (8,978,511)
    Accumlated net realized loss on investment transactions                    (120,821,801)
    Net unrealized appreciation on investments                                   79,780,007
                                                                              -------------
       Shareholders' Capital                                                  $ 540,352,926
                                                                              =============



The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                % OF SHAREHOLDERS'
                                                                                 COST *          FAIR VALUE           CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
  DIRECTIONAL EQUITY
     Artha Emerging Markets Fund Ltd - b                                    $  5,000,000        $  5,268,933           0.98%
     Frontpoint Onshore Healthcare Fund 2X LP - b                              5,011,339           6,189,264           1.15
     Horseman European Select Fund - a                                         9,000,000           6,856,667           1.27
     Horseman Global Fund LTD Class B USD - a                                  9,500,000           7,229,940           1.34
     Meditor European Hedge Fund (B) Ltd. - a                                  6,000,000           7,159,286           1.32
     Passport Global Strategies III LTD - f                                      788,445             807,730           0.15
     Passport II LP - b                                                                -          11,918,668           2.20
     Sprott Offshore Fund II LTD Class B - a                                   7,000,000           3,456,521           0.64
     Tiger Asia Overseas Fund LTD Class B Offshore Fund - b                   10,000,000           7,211,806           1.33
                                                                            ------------        ------------          -----
        Total Directional Equity                                              52,299,784          56,098,815          10.38
                                                                            ------------        ------------          -----

  DIRECTIONAL MACRO
     Asset Management Offshore LTD - a                                        15,000,000          15,464,184           2.86
     Brevan Howard Fund Limited - a                                           10,933,478          11,557,306           2.14
     Drawbridge Global Macro Fund Ltd Side Pocket 5 - f                           45,752              44,830           0.01
     Drawbridge Global Macro Fund Ltd Side Pocket 6 - f                           25,480              34,240           0.01
     Drawbridge Global Macro Fund Ltd Side Pocket 4 - f                           82,331              68,700           0.01
     Drawbridge Global Macro Fund LTD SPV Assets - f                             303,137             594,007           0.11
     Drawbridge Global Macro Fund Ltd Side Pocket 7 - f                           18,759              29,569           0.01
     Drawbridge Global Macro LTD C1 H10D SP May 9 2008 - f                        31,259              26,818           0.00
     Drawbridge Global Macro Fund Side Pocket 10 - f                               6,378               4,067           0.00
     Drawbridge Global Macro Side Pocket 11 - f                                    6,259               2,191           0.00
     Drawbridge Global Macro Side Pocket 12 - f                                  388,414             197,363           0.04
                                                                            ------------        ------------          -----
        Total Directional Macro                                               26,841,247          28,023,275           5.19
                                                                            ------------        ------------          -----

  RELATIVE VALUE
     AB2 Fund - a                                                                      -           7,745,608           1.43
     Brigade Leveraged Capital Structures LP - b                               6,001,806           6,682,139           1.23
     Dundonald Fund I LP - b                                                   4,400,000           8,526,962           1.57
     Gracie Credit Opportunities Fund LP - b                                  11,000,000          11,822,963           2.19
     Nisswa Fixed Income Fund LP - b                                          28,500,000          34,296,497           6.35
     Perella Weinberg Partners Xerion Fund LP - b                             25,000,000          26,260,198           4.86
     Providence MBS Fund, LP - b                                              22,000,000          34,181,948           6.33
     Providence MBS Offshore Fund, LTD - b                                     6,300,000          21,552,182           3.99
     SOLA 1 - d                                                               21,441,654          15,287,820           2.83
     Sola 1 Class L1 Master - b                                               13,558,346          14,841,100           2.75
     Sola 1 - C - f                                                              203,872             203,872           0.04
     Stratus Fund Ltd - Class C - a                                            3,300,000           8,874,618           1.64
     Stratus Feeder Fund LTD Class C - a                                      11,511,640          14,744,369           2.73
     Stratus Fund LTD Double Lev Class C Side Pocket - f                         187,975             186,048           0.03
     Structured Service Holdings LP - a                                       23,358,508          46,994,496           8.70
     Structured Service Holdings LTD - a                                      13,500,000          29,840,837           5.52
                                                                            ------------        ------------          -----
        Total Relative Value                                                $190,263,801        $282,041,657          52.19%
                                                                            ------------        ------------          -----


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2009
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                % OF SHAREHOLDERS'
                                                                                 COST *          FAIR VALUE           CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
  EVENT DRIVEN
     Ashmore Asian Recovery Fund Limited - b                                $ 10,297,045        $  8,712,137           1.61%
     Carrington Investment Partners (US) LP - b                               11,074,979           4,241,431           0.78
     CPIM Structured Credit Fund 1000 INC - b                                  7,544,824           1,230,189           0.23
     CPIM Structured Credit Fund 1500 INC - c                                  6,047,893             773,522           0.14
     Harbinger Capital Partners Offshore Fund I, LTD - b                      15,760,206           6,988,474           1.29
     Harbinger Capital Partners Class L Holdings Series 2 - f                    422,060           1,060,382           0.20
     Harbinger Capital Partners Class PE Holdings Series 1 - f                 7,424,541           7,170,453           1.33
     Lincoln Vale European Partners (US) Fund LP - c                           5,000,000           4,269,026           0.79
     Marathon Distressed Subprime Fund (Cayman) LTD Class A - b                5,000,000           4,660,320           0.86
     Marathon Special Opp Fund LTD SP 2 - f                                    1,173,382           1,013,490           0.19
     Marathon Special Opp Ltd SP 4 - f                                           588,093             439,920           0.08
     Marathon Structured Finance Fund LTD - d                                 14,907,887           8,688,169           1.61
     Marathon Structured Finance Fund LTD Ser. 31 Dec 2008 - f                 1,284,301           1,168,295           0.22
     Marathon Special Opportunity Fund LTD SP6 - f                               276,235             242,148           0.05
     New Amsterdam European Credit Fund Class A - a                            1,249,738             119,625           0.02
     Noroton Event Driven Opportunity Fund LP - b                              5,000,000           4,046,985           0.75
     Pardus Special Opportunities Fund 1 LTD - b                              15,000,000           5,105,178           0.95
     Paulson Advantage Plus LP - b                                             3,500,000          38,384,386           7.10
     Stark Investments Structured Finance Onshore Fund - d                     9,442,105           7,354,350           1.36
     Taconic Offshore Fund 1.5 LTD - d                                        10,000,000          10,294,010           1.91
     Third Point Partners Qualified, LP - d                                   11,750,000          12,220,976           2.26
     Trian Partners Ltd - d                                                   10,900,000           7,913,154           1.46
     York Credit Opportunities Unit Trust - b                                  5,000,000           5,567,761           1.03
                                                                            ------------        ------------         ------
        Total Event Driven                                                   158,643,289         141,664,381          26.22
                                                                            ------------        ------------         ------
Total Investments In Investment Funds                                       $428,048,121        $507,828,128          93.98


Other Assets, less Liabilities                                                                    32,524,798           6.02
                                                                                                ------------         ------

Members' Capital                                                                                $540,352,926         100.00%
                                                                                                ============         ======

* The Company records a realized gain or loss on its investment in Investment Funds only to the extent that the cost of such investment as well as any Side Pocket has been fully recovered through previous redemptions from investments in Investment Funds.

Note: Investments in underlying Investment Funds are categorized by investment strategy.
a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime
f - Redeemed only when underlying investment is realized or converted to regular interest in Investment Fund


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2009 THROUGH SEPTEMBER 30, 2009
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                                          $     4,644
                                                                                        -----------

            TOTAL INVESTMENT INCOME                                                           4,644
                                                                                        -----------

EXPENSES
      Management fees                                                                     4,081,494
      Risk monitoring expense                                                               622,730
      Accounting fees                                                                       581,333
      Redemption\Subscription Fees                                                          328,632
      Professional fees                                                                     187,800
      Directors' fees and expenses                                                           39,000
      Custodian fees                                                                         10,001
      Miscellaneous expenses                                                                 78,062
                                                                                        -----------

            TOTAL EXPENSES                                                                5,929,052
                                                                                        -----------

            NET INVESTMENT LOSS                                                          (5,924,408)
                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN INVESTMENT FUNDS:

      Net realized loss on sales of investments in Investment Funds                      (5,955,670)
      Net change in unrealized appreciation on investments in Investment Funds           71,989,735
                                                                                        -----------
         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN INVESTMENT FUNDS             66,034,065
                                                                                        -----------

NET INCREASE IN SHAREHOLDERS' CAPITAL FROM OPERATIONS                                   $60,109,657
                                                                                        ===========



The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                 STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL

--------------------------------------------------------------------------------

                                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                               SEPTEMBER 30, 2009    MARCH 31, 2009
                                                                                                  (UNAUDITED)
OPERATIONS

      Net investment loss                                                                         $ (5,924,408)      $ (17,276,345)
      Net realized loss on sales of investments in Investment Funds                                 (5,955,670)        (47,690,528)
      Net change in unrealized appreciation/(depreciation) on investments in Investment Funds       71,989,735         (46,582,350)
                                                                                                  ------------       -------------
         INCREASE/(DECREASE) IN SHAREHOLDERS' CAPITAL
         FROM OPERATIONS                                                                            60,109,657        (111,549,223)
                                                                                                  ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS

      Distributions from net investment income                                                               -            (122,666)
      Distributions from net realized gain                                                                   -         (17,339,104)
                                                                                                  ------------       -------------
         DECREASE IN SHAREHOLDERS' CAPITAL
         FROM DISTRIBUTIONS TO SHAREHOLDERS                                                                  -         (17,461,770)
                                                                                                  ------------       -------------
SHAREHOLDERS' CAPITAL TRANSACTIONS

      Capital contributions                                                                         47,357,158         256,965,644
      Reinvestment of distributions                                                                          -          15,476,284
      Capital withdrawals                                                                          (82,642,712)       (199,611,798)
                                                                                                  ------------       -------------
         INCREASE/(DECREASE) IN SHAREHOLDERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                                                 (35,285,554)         72,830,130


         SHAREHOLDERS' CAPITAL AT BEGINNING OF YEAR                                                515,528,823         571,709,686
                                                                                                  ------------       -------------
         SHAREHOLDERS' CAPITAL AT END OF PERIOD
         (480,663.987 AND 512,570.369 SHARES OUTSTANDING
         AT SEPTEMBER 30, 2009 AND MARCH 31, 2009,
         RESPECTIVELY)                                                                            $540,352,926        $515,528,823
                                                                                                  ============        ============


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             STATEMENT OF CASH FLOWS
             FOR THE PERIOD APRIL 1, 2009 THROUGH SEPTEMBER 30, 2009
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Shareholders' Capital from Operations                                        $  60,109,657
Adjustments to reconcile net decrease in Shareholders' capital from Operations to net cash used in operating activities:
      Purchases of investments in Investment Funds                                        (101,000,000)
      Proceeds from disposition of investments in Investment Funds                         187,443,937
      Net realized loss on sales of investments in Investment Funds                          5,955,670
      Change in net unrealized appreciation on investments in Investment Funds             (71,989,735)
      Changes in operating assets and liabilities:
         Decrease in prepaid professional fees                                                 622,729
         Decrease in other assets                                                               43,042
         Decrease in management fee payable                                                    (62,529)
         Decrease in accrued expenses                                                         (432,008)
                                                                                         -------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                                          80,690,763

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                                 54,741,158
      Payments for shares redeemed                                                        (158,675,677)
                                                                                         -------------
         NET CASH USED IN FINANCING ACTIVITIES                                            (103,934,519)

         NET DECREASE IN CASH AND CASH EQUIVALENTS                                         (23,243,756)

         Cash and cash equivalents at beginning of year                                     40,061,850
                                                                                         -------------
         Cash and cash equivalents at end of period                                      $  16,818,094
                                                                                         =============

Supplemental non-cash information:

      Increase in contributions received in advance                                          7,384,000
      Decrease in redemptions payable                                                      (76,032,965)


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
    CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                SIX MONTHS ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               SEPTEMBER 30, 2009    MARCH 31, 2009  MARCH 31, 2008  MARCH 31, 2007  MARCH 31, 2006  MARCH 31, 2005
                                  (UNAUDITED)

NET ASSET VALUE, BEGINNING
    OF YEAR:                      $   1,005.77       $   1,216.46     $   1,207.54    $   1,241.60   $   1,115.09     $   1,099.37
                                  ------------       ------------     ------------    ------------   ------------     ------------
     INCOME FROM INVESTMENT
        OPERATIONS(1):
     Net investment loss                (11.57)            (29.47)          (34.29)         (28.26)        (26.88)          (32.25)
     Net realized and
         unrealized gain/
         (loss) on investments          129.98            (153.56)          133.84          108.05         153.39            47.97
                                  ------------       ------------     ------------    ------------   ------------     ------------
          TOTAL FROM INVESTMENT
              OPERATIONS                118.41            (183.03)           99.55           79.79         126.51            15.72
                                  ------------       ------------     ------------    ------------   ------------     ------------
     Distributions from net
         investment income                   -                  -                -          (47.12)             -                -
     Distributions from net
         realized gain                       -             (27.66)          (90.63)         (66.73)             -                -
                                  ------------       ------------     ------------    ------------   ------------     ------------
NET ASSET VALUE, END OF PERIOD:   $   1,124.18       $   1,005.77     $   1,216.46    $   1,207.54   $   1,241.60     $   1,115.09
                                  ============       ============     ============    ============   ============     ============

TOTAL RETURN                            11.77%            (15.05%)           8.24%           6.43%         11.35%            1.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period         $540,352,926       $515,528,823     $571,709,686    $327,210,824   $188,116,360     $205,082,664
                                  ============       ============     ============    ============   ============     ============
Portfolio turnover                      26.43%(2)          41.45%           30.05%          69.45%         57.90%           25.24%
Ratio of expenses to average
    net assets                           2.22%(2)(3)        2.63%            2.90%           2.51%          2.60%            3.06%
Ratio of net investment loss
    to average net assets               (2.22%)(2)(3)      (2.62%)          (2.87%)         (2.37%)        (2.35%)          (2.95%)

(1) Per share data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.
(2) Annualized
(3) As noted in Note 8 of the accompanying notes, the ratios above include redemption fees of $288,132. Had the Fund not incurred these fees, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.11% and (2.11%), respectively.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company") was organized as a Delaware limited liability company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act").

          The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as alternative strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

          Shares of the Company ("Shares") are sold to eligible investors (referred to as "Shareholders"). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

          Citigroup Alternative Investments LLC ("CAI" or the "Adviser"), a Delaware limited liability company and an indirect, wholly owned subsidiary of Citigroup Inc., serves as the Company's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company's assets to various Investment Funds. Under the Company's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors (the "Board").

     2.   SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires the Adviser to makes estimates and assumptions that affect the amounts and disclosures in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing its financial statements are reasonable and prudent; however, actual results could differ from those estimates.

          Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated "side letter" or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company values these investments at fair value.

================================================================================

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

          A.   PORTFOLIO VALUATION

          The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

          The Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund.

          All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually. These fees are not included in management fees on the Statement of Operations.

          The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as "special situation" (often called "Side-Pocket") investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund's illiquid assets in exchange for cash.

          As a general matter, the fair value of the Company's investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company's investment was sold in an orderly transaction at the time of valuation. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a shareholder's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. The Company considers if a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. However, the effects of any discounts were determined by the Adviser to be insignificant at September 30, 2009, and therefore, no discounts were applied to the fair value of the Investment Funds. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

          Retroactive adjustments to the Company's net asset value might be made after the valuation date which could impact the net asset value per Share at which Shareholders purchase or sell Shares. The valuations reported by the Investment Funds, upon which the Company calculates its month end net asset value, may be subject to adjustment subsequent to the valuation date, based on information which becomes available after that valuation date. For example, fiscal year-end net asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company's net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company's valuation procedures.

          Retroactive adjustments to the Company's net asset value, which are caused by adjustments to the Investment Funds' values or by a misapplication of the Company's valuation policies, that are able to be made within 90 days of the Valuation Date(s) to which the adjustment would apply will be made automatically unless determined to be de minimis. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company's net asset value, will be made only if they both (i) are caused by a misapplication of the Company's valuation policies and (ii) deemed to be material. All retroactive adjustments are reported to the Company's Valuation Committee and to affected Shareholders.

          Effective June 30, 2009, the Company adopted a policy which permits revisions to the number of shares purchased or sold by shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the Valuation Date. Prior to June 30, 2009, that automatic 90-day adjustment period was not in effect and retroactive valuation or share adjustments were not made.

          In circumstances where a retroactive adjustment is not made under the circumstances described above, Shares purchased or sold by Shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company's net asset value, the outstanding Shares will be adversely affected by prior repurchases made at a net asset value per Share higher than the adjusted value. Conversely, any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.

          B.   INCOME RECOGNITION AND EXPENSES

          Interest income and expenses are recorded on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

          The change in an Investment Fund's net asset value is included in net change in unrealized appreciation on investments in Investment Funds on the Statement of Operations. The Company records a realized gain or loss on its investment in Investment Funds only to the extent that the cost of such investment as well as any Side Pocket has been fully recovered through previous redemptions from investments in Investment Funds.

          The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

          C.   INCOME TAXES

          The Company operated as a partnership from inception through September 30, 2005. As of October 1, 2005, the Company became a corporation that is taxed as a regulated investment company.

          It is the Company's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year. Therefore, no federal income or excise tax provision is required for the Company's financial statements. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

          Accounting for Uncertainty in Income Taxes set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company's tax return for all open tax years and has concluded, as of September 30, 2009, no provision for income tax would be required in the Company's financial statements. The Company is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit would significantly change in the next twelve months. The Company's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

          D.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of cash on deposit and monies invested in money market deposit accounts that are accounted for at amortized cost, which approximates fair value.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

          E.   USE OF ESTIMATES

          The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

     3.   FAIR VALUE DISCLOSURES

          In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurement. The guidance establishes three levels of fair value as listed below.

          Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

          Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

          Level 3- Inputs that are unobservable.

          The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

          Effective January 1, 2009, the Company adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

          The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

          A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

          The following is a summary of the inputs used as of September 30, 2009, in valuing the Company's assets and liabilities carried at fair value:

                                                                  Level 2             Level 3
                                                 Level 1     Other Significant      Significant           Value at
Investment in Investment Funds                Quoted Prices  Observable Inputs  Unobservable Inputs  September 30, 2009
Directional Equity                                       -                  -           56,098,815          56,098,815

Directional Macro                                        -                  -           28,023,275          28,023,275

Relative Value                                           -                  -          282,041,657         282,041,657

Event Driven                                             -                  -          141,664,381         141,664,381

                                              -------------  -----------------  -------------------  ------------------
Total Investment in Investment Funds                     -                  -          507,828,128         507,828,128
                                              =============  =================  ===================  ==================

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

          A  roll  forward  of  fair  value   measurements   using   significant
          unobservable inputs (Level 3) for the six months ended September 30, 2009, was as follows:

                                           Beginning                         Total        Total       Transfers       Ending
                                            Balance       Net Purchases    Realized     Change in     in\out of       Balance
Investment in Investment Funds          March 31, 2009      and Sales        Loss       Unrealized     Level 3   September 30, 2009
Directional Equity                          91,241,879     (29,835,711)            -    (5,307,353)          -          56,098,815

Directional Macro                           11,588,192      15,308,369             -     1,126,714           -          28,023,275

Relative Value                             253,673,730     (30,514,481)    1,968,807    56,913,601           -         282,041,657

Event Driven                               130,143,879         188,206    (7,924,477)   19,256,773           -         141,664,381
                                       ----------------  --------------  ------------  -------------  ---------  ------------------
Total Investment in Investment Funds       486,647,680     (44,853,617)   (5,955,670)   71,989,735           -         507,828,128
                                       ================  ==============  ============  =============  =========  ==================

          All net unrealized gains/(losses) in the table above are reflected in the accompanying Statement of Operations.

     4.   MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
          OTHER

          The Adviser provides certain management and administrative services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, the Company will pay the Adviser a monthly management fee of 0.125% (1.5% annually) based on end of month Shareholder's capital.

          Placement agents may be retained by the Company to assist in the placement of the Company's Shares. A placement agent will generally be entitled to receive a fee from each Shareholder in the Company whose Shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

          Citigroup Global Markets, Inc. ("CGMI"), an affiliate of CAI serves as a placement agent of the Company's shares (and CAI and CGMI are affiliates of Morgan Stanley Smith Barney LLC, with whom CGMI has entered into a sub-placement agency agreement with respect to the Company). For the six months ended September 30, 2009, the Company paid $497,597 in placement fees to CGMI on the Company's Shares. Such fees are deducted from a Shareholder's gross contribution amount.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

          The Company has entered into agreements with third parties to act as additional placement agents for the Company's Shares. Placement fees may range from 0 to 3%. In addition to the placement fee paid by Shareholders, the Adviser and/or its affiliates will pay placement agents an annual fee. The annual fee is paid from the Adviser's own resources (or those of its affiliates).

          CAI and PNC Global Investment Servicing Inc. ("PNCGIS"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, have separate agreements with the Company and act as co-administrators to the Company. CAI, as co-administrator, receives no fees for providing administrative services to the Company. PNCGIS provides certain accounting, recordkeeping, tax and investor related services. PNCGIS charges fees for their services based on a rate applied to the average net assets and are charged directly to the Company.

          Effective January 1, 2008, each Director ("Director") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $20,000 plus a Board meeting fee of $1,000 and a telephone meeting fee of $500. The Chairman of the Audit Committee (the "Chairman") receives an additional fee of $3,000 per year. Any Director who is an "interested person" does not receive any annual or other fee from the Company.

          All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Company for the six months ended September 30, 2009 were $39,000.

          PFPC Trust Company (an affiliate of PNCGIS) serves as custodian of the Company's assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the six months ended September 30, 2009 were $10,001.

     5.   SECURITIES TRANSACTIONS

          The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2009, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation from inception to September 30, 2009.

          Cost of purchases                       $    137,998,479
                                                  ================
          Proceeds from sales                     $    182,852,096
                                                  ================

          Gross unrealized appreciation           $    150,731,621
          Gross unrealized depreciation                 70,951,614
                                                  ----------------
          Net unrealized appreciation             $     79,780,007
                                                  ================

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

     6.   CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

          Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. CAI has been authorized by the Board of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

          Transactions in Shares were as follows for the six months ended September 30, 2009 and the year ended March 31, 2009:

                                                                    September 30, 2009      March 31, 2009
                                                                    ------------------      --------------
          Shares outstanding, beginning of year                         512,570.369           469,978.204
          Shares purchased                                               44,935.771           217,973.542
          Shares issued for reinvestment of distributions                         -            15,907.561
          Shares redeemed                                               (76,842.153)         (191,288.938)
                                                                       ------------          ------------
          Shares outstanding, end of period                             480,663.987           512,570.369
                                                                       ============          ============

     7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company's risk of loss in these investment funds is limited to the value of its' investment in the respective Investment Funds.

     8.   REDEMPTION PENALTY

          During the six months ended September 30, 2009, the Company paid redemption penalties totaling $288,132. The redemption penalties were charged to the Company for redeeming its interests of certain Investment Funds prior to the expiration of applicable lock-up periods. The payment of these penalties released the Company from any further liability for its investments in the applicable Investment Funds and is recorded as an operating expense in the Statement of Operations.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

     9.   SUBSEQUENT EVENTS

          Management has evaluated the impact of all subsequent events on the Company through November 30, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT
                                   (UNAUDITED)

          The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

          Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 55 East 59th Street, 10th Floor, New York, New York 10022.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     INDEPENDENT DIRECTORS
                                                    (INFORMATION UNAUDITED)

                                                TERM OF
                          POSITION(S)         OFFICE* AND          PRINCIPAL         NUMBER OF PORTFOLIOS         OTHER
        NAME               HELD WITH        LENGTH OF TIME   OCCUPATION(S) DURING      IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE             THE COMPANY           SERVED           PAST 5 YEARS        OVERSEEN BY DIRECTOR    HELD BY DIRECTOR
-------------------   -------------------   --------------   --------------------   ---------------------   -------------------

Charles Hurty         Director              November 2002    Business Consultant    One                     Promark Global
(born 1943)                                 to present       since October 2001;                            Advisors; CS
                                                             prior thereto,                                 Alternative
                                                             partner with                                   Capital
                                                             accounting firm of                             Registered Funds
                                                             KPMG LLP.                                      (6 portfolios);
                                                                                                            iShares Trust and
                                                                                                            iShares, Inc.
                                                                                                            (177 portfolios)

Steven Krull          Director              November 2002    Professor of Finance   One                     Cadogan
(born 1957)                                 to present       at Hofstra                                     Opportunistic
                                                             University; Business                           Alternatives
                                                             Consultant.                                    Fund, LLC

Josh Weinreich        Director              December 2006    Retired since          One                     Smart Pros Inc.
(born 1960)                                 to present       2004. 1985 to 2004                             (a distance
                                            (served as an    held various                                   learning company
                                            Advisory         executive positions                            that provides
                                            Director (1)     at Bankers                                     content for
                                            from January     Trust/Deutsche Bank.                           continuing
                                            2006 to                                                         education);
                                            November 2006)                                                  Endowment Hedge
                                                                                                            Fund Subcommittee of
                                                                                                            Cornell University

(1) As an Advisory Director, Mr. Weinreich participated in Board meetings in the same manner as a full Director, except that he was ineligible to cast a vote on any matter, as his appointment to the Board as an Independent Director had not yet been ratified by Shareholders.

* Term of office of each officer is indefinite.

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

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     INTERESTED DIRECTORS
                                                    (INFORMATION UNAUDITED)

                                                TERM OF
                          POSITION(S)         OFFICE* AND          PRINCIPAL         NUMBER OF PORTFOLIOS         OTHER
        NAME               HELD WITH        LENGTH OF TIME   OCCUPATION(S) DURING      IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE             THE COMPANY           SERVED           PAST 5 YEARS        OVERSEEN BY DIRECTOR    HELD BY DIRECTOR
-------------------   -------------------   --------------   --------------------   ---------------------   -------------------

Raymond Nolte         President and         September 2005   CEO, Fund of Hedge     One                     None
(born 1961)           Director (Chair)      to present       Funds Group;
                                                             Portfolio Manager
                                                             to The Company
                                                             since September
                                                             2005; Global Head
                                                             and Chief
                                                             Investment Officer,
                                                             Deutsche Bank ARS
                                                             Fund of Funds
                                                             business (1996-
                                                             April 2005).


* Term of office of each officer is indefinite.

================================================================================

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                        OFFICERS
                                                 (INFORMATION UNAUDITED)

                           POSITION(S)           TERM OF OFFICE*
        NAME               HELD WITH           AND LENGTH OF TIME                PRINCIPAL OCCUPATION(S)
      AND AGE             THE COMPANY                SERVED                        DURING PAST 5 YEARS
--------------------  -------------------  -------------------------  ---------------------------------------------

Raymond Nolte         President and        September 2005 to          See table for "Interested Director" above.
(born 1961)           Director             present

Christopher Hutt      Vice President       June 2009 to present       Director, Citigroup Alternative
(born 1970)                                                           Investments LLC (January 2008-present);
                                                                      Vice President, Citigroup Alternative
                                                                      Investments LLC (2004-2008)

Trudi Gilligan        Chief                December 2004 to present   Director and Associate General Counsel,
(born 1967)           Compliance                                      Citigroup Alternative Investments LLC
                      Officer                                         (since 2004); Vice President and Associate
                                                                      General Counsel, Citigroup Alternative
                                                                      Investments LLC (2000-2004); Associate,
                                                                      law firm of Battle Fowler LLP. (1996-2000)

Amy M. Olsen          Treasurer,           December 2007 to           Senior Vice President, Citigroup
(born 1975)           Principal            present                    Alternative Investments LLC (2005-present)
                      Financial                                       Associate, Amaranth Advisors LLC (2004)
                      Officer                                         Assistant Vice President, Citigroup
                                                                      Alternative Investments LLC (2001-2004)

Brahm Pillai          Secretary            June 2009 to present       Vice President, Citigroup Alternative
(born 1979)                                                           Investments LLC (Jan. 2009-present);
                                                                      Assistant Vice President (2007-Jan.
                                                                      2009)
                                                                      Associate, Citigroup Alternative
                                                                      Investments LLC (2005-2006)

* Term of office of each officer is indefinite.

         In addition to their roles as Independent Directors of the Company, each of Steven Krull and Josh Weinreich serve on special independent committees representing other clients of the Adviser. The committee engagements and related compensation are described below. These matters have been reviewed by the Company's Board of Directors, which determined that the engagements are appropriate for Independent Directors of the Company.

================================================================================

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

         Mr. Krull serves on the Advisory Committee for the Adviser's HedgeForum business. HedgeForum is a program under which third-party private investment funds are diligenced by the Adviser and then made available for direct investment by sophisticated investors. Mr. Krull is one of three members of the HedgeForum Advisory Committee (all committee members are unaffiliated with the Adviser) and receives for his services an annual retainer of $12,000 plus certain meeting fees and reimbursements for out of pocket expenses. For the six months ended September 30, 2009, Mr. Krull received $12,000 in connection with this engagement. All such costs are borne by the third-party investment funds participating in the HedgeForum offering.

         Mr. Weinreich serves on the Conflicts Committee for the Adviser. That committee is charged primarily with reviewing conflict-of-interest transactions initiated by the Adviser that require client consent and has been authorized in most instances to provide the needed consent on behalf of the client. Mr. Weinreich is one of two members of the Adviser's Conflicts Committee (all committee members are unaffiliated with the Adviser) and receives for his services an annual retainer of $12,000 plus certain meeting fees and reimbursements for out of pocket expenses. For the six months ended September 30, 2009, Mr. Weinreich received $12,000 in connection with this engagement. All such costs are borne by the clients whose interests are represented by the Conflicts Committee.

================================================================================

ITEM 2.   CODE OF ETHICS.

Not applicable.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Citigroup Alternative Investments Multi-Adviser Hedge Fund
             Portfolios LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       December 7, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       December 7, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date                       December 7, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.